Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2011
Fees and Commissions Income
Schedule of Fees and Commissions Income

	2009	2010	2011
	(in millions)
Trust fees	¥125,451	¥107,175	¥100,519
Fees on funds transfer and service charges for collections	147,658	145,865	142,459
Fees and commissions on international business	64,128	61,201	58,462
Fees and commissions on credit card business	141,421	137,394	146,570
Service charges on deposits	31,586	27,420	22,169
Fees and commissions on securities business	112,143	129,730	138,868
Fees on real estate business	19,770	19,876	22,593
Insurance commissions	28,065	22,869	27,466
Fees and commissions on stock transfer agency services	62,878	53,040	51,926
Guarantee fees	77,592	70,489	64,347
Fees on investment funds business	130,654	127,329	130,402
Other fees and commissions	247,166	237,155	222,577

Total	¥1,188,512	¥1,139,543	¥1,128,358